Expense Example, No Redemption - PUTNAM SUSTAINABLE LEADERS FUND - Class C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	851
Expense Example, No Redemption, 10 Years	$ 1,655